Transactions with related parties (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Swedish government
Transactions with related parties
Ownership interest in reporting company	100.00%
Companies and organizations that are controlled through a common owner
Transactions with related parties
Percentage of company's outstanding loan guaranteed	38.00%	40.00%
Swedish National Debt Office
Transactions with related parties
Credit facility	kr 125,000	kr 125,000
EKN
Transactions with related parties
Remuneration to EKN for the guarantees paid	0	0
Subsidiaries
Transactions with related parties
Interest expense	kr 0	kr 0